Consolidated statements of comprehensive income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Consolidated statements of comprehensive income [line items]
Net (loss) profit for the year		€ 1,724	€ 3,027	€ (2,117)
Other comprehensive income (loss) [abstract]
Exchange differences on translation of foreign operations	[2]	245	(47)	(691)
Other comprehensive (loss) income, net of taxes		245	(47)	(691)
Total comprehensive income (loss)		1,969	2,980	(2,808)
Total comprehensive (loss) income attributable to:
The owners of the parent		2,102	2,980	(2,808)
Non-controlling interest		€ (133)	€ 0	€ 0

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.
[2]	May be reclassified subsequently to profit& loss